Property and Equipment	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Property and Equipment

6.      PROPERTY AND EQUIPMENT

The following is a summary of property and equipment and accumulated depreciation:

	2011	2010

Office equipment	$28,853	$29,502
Computer hardware	5,013	5,126

Total cost	33,866	34,628
Less: Accumulated depreciation	31,768	31,776

Net book value	$2,098	$2,852

Depreciation expense for the years ended December 31, 2011, 2010 and 2009 was $ 711, $ 924, and $ 992, respectively.